Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($)	Common Stock [Member]	Common Stock Payable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 22,339	$ 477,000	$ 53,763,929	$ (50,597,674)	$ 3,665,594
Balance, shares at Dec. 31, 2022	22,338,888
Shares issued in Public Offering	$ 4,316		3,446,359		3,450,675
Shares issued in Public Offering, shares	4,315,787
Net loss				(1,308,174)	(1,308,174)
Balance at Mar. 31, 2023	$ 26,655	477,000	57,210,288	(51,905,848)	5,808,095
Balance, shares at Mar. 31, 2023	26,654,675
Balance at Dec. 31, 2022	$ 22,339	477,000	53,763,929	(50,597,674)	3,665,594
Balance, shares at Dec. 31, 2022	22,338,888
Net loss					(9,406,066)
Balance at Sep. 30, 2023	$ 37,209	725,230	65,950,427	(60,003,740)	6,709,126
Balance, shares at Sep. 30, 2023	37,208,759
Balance at Dec. 31, 2022	$ 22,339	477,000	53,763,929	(50,597,674)	3,665,594
Balance, shares at Dec. 31, 2022	22,338,888
Balance at Dec. 31, 2023	$ 45,634	725,230	73,726,987	(65,680,715)	8,817,136
Balance, shares at Dec. 31, 2023	45,634,154
Balance at Mar. 31, 2023	$ 26,655	477,000	57,210,288	(51,905,848)	5,808,095
Balance, shares at Mar. 31, 2023	26,654,675
Net loss				(359,591)	(359,591)
Shares issued from Stock Payable - services for services	$ 500		219,500		220,000
Common Stock issued for services, shares	500,000
Balance at Jun. 30, 2023	$ 27,155	477,000	57,429,788	(52,265,439)	5,668,504
Balance, shares at Jun. 30, 2023	27,154,675
Net loss				(7,738,301)	(7,738,301)
Shares issued from Stock Payable - services for services	$ 1,175		456,750		457,925
Common Stock issued for services, shares	1,175,000
Shares used for Stock Payable	$ 300	(192,000)	191,700
Shares used for Stock Payable, shares	300,000
Stock payable for services		113,500			113,500
Stock payable for inducement		326,730			326,730
Purchase of intangible asset	$ 5,000		2,463,500		2,468,500
Purchase of intangible asset, shares	5,000,000
Warrant conversions	$ 3,579		3,332,195		3,335,774
Warrant conversions, shares	3,579,084
Deconsolidation of SRM Entertainment and change to equity method of accounting			551,757		551,757
Fair value of price reduction on conversion price for notes and warrants			1,120,333		1,120,333
Fair value of options granted to employees			39,444		39,444
Fair value of warrants granted for services			364,960		364,960
Balance at Sep. 30, 2023	$ 37,209	725,230	65,950,427	(60,003,740)	6,709,126
Balance, shares at Sep. 30, 2023	37,208,759
Balance at Dec. 31, 2023	$ 45,634	725,230	73,726,987	(65,680,715)	8,817,136
Balance, shares at Dec. 31, 2023	45,634,154
Net loss				(15,674,671)	(15,674,671)
Shares issued from Stock Payable - services for services	$ 450		614,050		614,500
Common Stock issued for services, shares	450,000
Common Stock issued from stock payable for services	$ 100	(113,500)	113,400
Common Stock issued from stock payable for services, shares	100,000
Common Stock issued from stock payable on extinguishment of debt	$ 262	(245,044)	244,782
Common Stock issued from stock payable on extinguishment of debt, shares	262,000
Shares due for services		48,400			48,400
Share due on warrant conversion		2,800			2,800
Common Stock issued for warrant conversions	$ 2,774		3,789,441		3,792,215
Common Stock issued for warrant conversions, shares	2,774,119
Fair value of options granted			7,970,134		7,970,134
Balance at Mar. 31, 2024	$ 49,220	417,886	86,458,794	(81,355,386)	5,570,514
Balance, shares at Mar. 31, 2024	49,220,273
Balance at Dec. 31, 2023	$ 45,634	725,230	73,726,987	(65,680,715)	8,817,136
Balance, shares at Dec. 31, 2023	45,634,154
Net loss					(35,878,042)
Balance at Sep. 30, 2024	$ 59,483	1,909,894	105,967,868	(101,558,757)	6,378,488
Balance, shares at Sep. 30, 2024	59,482,554
Balance at Mar. 31, 2024	$ 49,220	417,886	86,458,794	(81,355,386)	5,570,514
Balance, shares at Mar. 31, 2024	49,220,273
Net loss				(8,274,094)	(8,274,094)
Warrant conversions	$ 156		153,844		154,000
Warrant conversions, shares	156,008
Shares due for services			31,500		31,500
Share due on warrant conversion		(2,800)			(2,800)
Shares issued from Stock Payable - services for services	$ 20	(48,400)	48,380
Shares issued from Stock Payable - services for services, shares	20,000
Shares issued from Stock Payable - Conv note extinguishment		344,196			344,196
Shares issued for employee bonus	$ 250		347,250		347,500
Shares issued for employee bonus, shares	250,000
Shares issued for private placement	$ 2,370		4,997,630		5,000,000
Shares issued for private placement, shares	2,369,668
Shareholder Investment		1,000,000			1,000,000
Fair value of options granted			2,298,635		2,298,635
Balance at Jun. 30, 2024	$ 52,016	1,710,882	94,336,033	(89,629,480)	6,469,451
Balance, shares at Jun. 30, 2024	52,015,949
Net loss				(11,929,277)	(11,929,277)
Warrant conversions	$ 66		16,434		16,500
Warrant conversions, shares	66,000
Shares due for services	$ 2,057		2,553,343		2,555,400
Shares issued from Stock Payable - Conv note extinguishment	332	(344,196)	343,864
Shares issued for employee bonus	$ 250		347,250		347,500
Shares issued for employee bonus, shares	250,000
Shares issued for private placement	$ 4,762	(1,000,000)	4,916,587		3,921,349
Shares issued for private placement, shares	4,762,212
Fair value of options granted			2,518,521		2,518,521
Shares issued from Stock Payable - Conv note extinguishment, shares	330,957
Shares to be issued from stock payable - Conv note extinguishment		1,543,208			1,543,208
Shares due for services, shares	2,057,436
Deconsolidation from Caring Brands Inc from Company			935,836		935,836
Balance at Sep. 30, 2024	$ 59,483	$ 1,909,894	$ 105,967,868	$ (101,558,757)	$ 6,378,488
Balance, shares at Sep. 30, 2024	59,482,554